Commitments and Contingency (Tables) - VIE [Member]	6 Months Ended
Jun. 30, 2023
Commitments and Contingency (Tables) [Line Items]
Schedule of Balance Sheets	Summary information regarding consolidated VIEs and their subsidiaries is as follows.
	As of June 30,	As of December 31,
	2023	2022
	(Unaudited)
Total current assets	$12,241,892	$11,276,852
Total non-current assets	$5,807,370	$9,102,933
Total Assets	$18,049,262	$20,379,785
Total Liabilities	$7,172,377	$5,329,843

Schedule of Operations
	Six Months Ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Revenues	$2,797,326	$2,752,332
Net income	$780,309	$845,693

Schedule of Cash Flows
	Six Months Ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Net cash provided by operating activities	$804,159	$4,431,188
Net cash used in investing activities	$(610,768)	$(7,636,014)
Net cash provided by financing activities	$-	$3,088,422